UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954)527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/17

Item 1. Schedule of Investments.

	TEMPLETON GLOBAL SMALLER COMPANIES FUND

Statement of Investments, November 30, 2017 (unaudited)
		Shares/
	Industry	Units	Value
Common Stocks and Other Equity Interests 92.8%
Belgium 1.7%
Barco NV	Electronic Equipment, Instruments
	& Components	146,444	$15,619,486
Ontex Group NV	Personal Products	185,582	6,262,097
			21,881,583
Brazil 1.6%
[a] Camil Alimentos SA	Food Products	4,220,700	10,281,804
M. Dias Branco SA	Food Products	749,500	10,721,216
			21,003,020
Canada 4.0%
Alamos Gold Inc., A	Metals & Mining	1,045,000	6,614,850
[b] Badger Daylighting Ltd	Construction & Engineering	631,100	13,886,353
Canaccord Genuity Group Inc	Capital Markets	2,723,400	9,881,774
[a] Canada Goose Holdings Inc	Textiles, Apparel & Luxury Goods	104,100	2,809,522
Mullen Group Ltd	Energy Equipment & Services	927,600	11,247,995
Shawcor Ltd	Energy Equipment & Services	367,800	7,916,055
			52,356,549
Colombia 0.6%
[a] Gran Tierra Energy Inc	Oil, Gas & Consumable Fuels	3,836,400	8,596,058
Finland 3.4%
Amer Sports OYJ	Leisure Products	825,606	21,694,981
Huhtamaki OYJ	Containers & Packaging	525,505	23,150,623
			44,845,604
Germany 4.4%
Gerresheimer AG	Life Sciences Tools & Services	204,490	16,327,501
Grand City Properties SA.	Real Estate Management & Development	576,010	13,167,865
Jenoptik AG	Electronic Equipment, Instruments
	& Components	632,144	20,645,525
Rational AG	Machinery	11,450	7,492,665
			57,633,556
Hong Kong 3.3%
Johnson Electric Holdings Ltd	Electrical Equipment	2,667,000	10,533,472
Techtronic Industries Co. Ltd	Household Durables	4,192,000	24,231,059
Value Partners Group Ltd	Capital Markets	8,730,000	9,019,472
			43,784,003
India 0.2%
Dewan Housing Finance Corp. Ltd	Thrifts & Mortgage Finance	343,800	3,286,865
Italy 4.2%
Azimut Holding SpA	Capital Markets	255,833	4,861,537
Interpump Group SpA	Machinery	763,288	25,174,005
Technogym SpA	Leisure Products	1,942,695	18,654,907
[b] Tod’s SpA	Textiles, Apparel & Luxury Goods	101,380	6,759,653
			55,450,102
Japan 11.5%
Asics Corp	Textiles, Apparel & Luxury Goods	830,900	12,227,044
Bunka Shutter Co. Ltd	Building Products	981,400	10,159,781
Capcom Co. Ltd	Software	535,000	15,213,045
Dowa Holdings Co. Ltd	Metals & Mining	404,200	15,336,864
Idec Corp	Electrical Equipment	120,600	3,058,536

	Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL SMALLER COMPANIES FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Industry	Units	Value
Common Stocks and Other Equity Interests (continued)
Japan (continued)
IDOM Inc	Specialty Retail	1,528,600	$11,355,664
Kobayashi Pharmaceutical Co. Ltd	Personal Products	313,620	19,758,882
MEITEC Corp	Professional Services	136,600	7,161,683
Morita Holdings Corp	Machinery	137,100	2,546,221
Nihon Parkerizing Co. Ltd	Chemicals	470,400	7,779,041
Ryohin Keikaku Co. Ltd	Multiline Retail	42,700	13,299,285
Sumitomo Rubber Industries Ltd	Auto Components	329,900	5,980,326
TechnoPro Holdings Inc	Professional Services	180,500	9,030,213
Tsumura & Co	Pharmaceuticals	565,100	19,483,610
			152,390,195
Netherlands 2.0%
Aalberts Industries NV.	Machinery	261,462	13,355,187
Arcadis NV.	Construction & Engineering	538,176	12,431,117
			25,786,304
Norway 0.2%
Ekornes ASA	Household Durables	221,994	2,989,279
Poland 0.9%
CCC SA	Textiles, Apparel & Luxury Goods	182,650	12,405,098
South Korea 1.6%
BNK Financial Group Inc	Banks	1,441,282	12,607,762
DGB Financial Group Inc	Banks	979,781	8,994,315
			21,602,077
Spain 0.9%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	299,990	12,537,126
Sweden 2.4%
Cloetta AB, B	Food Products	1,871,313	6,237,337
[c] The Thule Group AB, Reg S	Leisure Products	1,142,630	25,144,549
			31,381,886
Switzerland 3.1%
[a] Basilea Pharmaceutica AG	Biotechnology	70,700	5,424,635
Bucher Industries AG	Machinery	38,920	15,465,490
Logitech International SA.	Technology Hardware, Storage & Peripherals	351,380	12,178,831
Tecan Group AG	Life Sciences Tools & Services	36,010	7,422,817
			40,491,773
Taiwan 3.9%
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	5,013,480	13,290,694
Giant Manufacturing Co. Ltd	Leisure Products	1,707,311	8,529,021
King Yuan Electronics Co. Ltd	Semiconductors & Semiconductor Equipment	9,850,000	10,202,155
Merida Industry Co. Ltd	Leisure Products	1,096,000	4,526,135
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	4,566,000	14,689,544
			51,237,549
Thailand 0.4%
TISCO Financial Group PCL, fgn	Banks	1,867,300	5,048,690
Turkey 0.4%
[a] Mavi Giyim Sanayi Ve Ticaret AS, B	Textiles, Apparel & Luxury Goods	426,187	5,740,642

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Industry	Units	Value

Common Stocks and Other Equity Interests (continued)
United Kingdom 7.6%
Bellway PLC.	Household Durables	134,030	$6,276,920
Bovis Homes Group PLC	Household Durables	322,550	4,886,891
DFS Furniture PLC	Household Durables	2,245,770	6,068,336
Greggs PLC	Hotels, Restaurants & Leisure	756,705	13,593,842
Janus Henderson Group PLC	Capital Markets	583,933	21,763,183
Laird PLC.	Electronic Equipment, Instruments
	& Components	4,093,011	7,613,128
[a] LivaNova PLC	Health Care Equipment & Supplies	152,200	13,268,796
Man Group PLC	Capital Markets	2,810,041	7,530,342
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	833,243	9,952,906
SIG PLC	Trading Companies & Distributors	2,932,183	6,735,135
[a] Vectura Group PLC	Pharmaceuticals	2,347,134	3,071,895
			100,761,374
United States 34.5%
Alamo Group Inc	Machinery	220,620	26,022,129
AllianceBernstein Holding LP	Capital Markets	975,665	24,391,625
[a] Boston Beer Inc., A	Beverages	41,440	7,452,984
[a] Clarus Corp	Leisure Products	767,000	5,905,900
Columbia Sportswear Co	Textiles, Apparel & Luxury Goods	343,350	24,140,939
[a] CommScope Holding Co. Inc	Communications Equipment	560,700	20,179,593
[a] Deckers Outdoor Corp	Textiles, Apparel & Luxury Goods	107,040	7,999,099
[a,b] Duluth Holdings Inc	Internet & Direct Marketing Retail	315,200	5,985,648
[a] Ferro Corp	Chemicals	982,440	24,904,854
[a] Freshpet Inc	Food Products	1,387,500	26,362,500
Heidrick & Struggles International Inc	Professional Services	81,790	2,044,750
[a] Hibbett Sports Inc	Specialty Retail	407,090	8,121,446
Hillenbrand Inc	Machinery	574,350	26,161,642
Huntington Bancshares Inc	Banks	1,296,199	18,665,266
Hyster-Yale Materials Handling Inc	Machinery	178,800	15,167,604
Investment Technology Group Inc	Capital Markets	117,158	2,107,672
[a] JAKKS Pacific Inc	Leisure Products	1,334,932	3,270,583
Jones Lang LaSalle Inc	Real Estate Management & Development	97,100	14,806,779
[a] Knowles Corp	Electronic Equipment, Instruments
	& Components	1,155,510	18,245,503
LCI Industries	Auto Components	150,780	19,737,102
Mattel Inc	Leisure Products	506,200	9,238,150
[a] Newpark Resources Inc	Energy Equipment & Services	881,940	7,805,169
[a] Nutanix Inc., A	Internet Software & Services	299,300	9,817,040
[a] Patrick Industries Inc	Building Products	127,290	12,881,748
Simpson Manufacturing Co. Inc	Building Products	441,140	26,455,166
SpartanNash Co	Food & Staples Retailing	441,320	11,187,462
STORE Capital Corp	Equity Real Estate Investment Trusts (REITs)	249,100	6,431,762
[a] Texas Capital Bancshares Inc	Banks	63,570	5,743,550
[a] Trimas Corp	Machinery	404,650	10,480,435
[a] Tutor Perini Corp	Construction & Engineering	728,650	18,361,980
United Insurance Holdings Corp	Insurance	535,690	8,940,666
Winnebago Industries Inc	Automobiles	482,110	26,395,522
			455,412,268
Total Common Stocks and Other Equity
Interests (Cost $831,407,887)			1,226,621,601

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Management Investment Companies (Cost
$18,345,126) 1.5%
United States 1.5%
iShares Russell 1000 ETF	Diversified Financial Services	133,600	$19,696,648
Preferred Stocks (Cost $6,172,377) 0.8%
Brazil 0.8%
[d] Alpargatas SA, 2.053%, pfd	Textiles, Apparel & Luxury Goods	2,082,350	10,565,458
Total Investments before Short Term
Investments (Cost $855,925,390)			1,256,883,707

		Principal
		Amount
Short Term Investments 7.0%
U.S. Government and Agency Securities
(Cost $67,198,320) 5.1%
United States 5.1%
[e] FHLB, 12/01/17		$67,200,000	67,200,000

		Shares
Investments from Cash Collateral Received
for Loaned Securities (Cost $25,366,985)
1.9%
Money Market Funds 1.9%
United States 1.9%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.75% .		25,366,985	25,366,985
Total Investments (Cost $948,490,695)
102.1%			1,349,450,692
Other Assets, less Liabilities (2.1)%			(28,181,382)
Net Assets 100.0%			$1,321,269,310

See Abbreviations on page 8.

aNon-income producing.
bA portion or all of the security is on loan at November 30, 2017.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At November 30, 2017, the value of this security was
$25,144,549, representing 1.9% of net assets.
dVariable rate security. The rate shown represents the yield at period end.
eThe security was issued on a discount basis with no stated coupon rate.
fSee Note 5 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day yield at period end.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|5

TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended November 30, 2017, investments in “affiliated companies” were as follows:

	Number of			Number of	Value			Net Change in
	Shares Held			Shares Held	at End			Unrealized
	at Beginning	Gross	Gross	at End	of	Dividend	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
JAKKS Pacific Inc	1,716,653	—	(381,721)	1,334,932	$—[a]	$—	$(7,494,362)	$—[a]

[a]As of November 30, 2017, no longer an affiliate.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2017, the Fund held investments in affiliated management investment companies as follows:

Net Change
	Number of			Number of			in
	Shares Held			Shares	Value		Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.75%.	21,590,804	22,925,360	(19,149,179)	25,366,985	$25,366,985	$ —	$ — $ —

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,237,187,059	$—	$—	$1,237,187,059
Management Investment Companies	19,696,648	—	—	19,696,648
Short Term Investments	25,366,985	67,200,000	—	92,566,985
Total Investments in Securities	$1,282,250,692	$67,200,000	$—	$1,349,450,692

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks as well as other equity interests.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS
Selected Portfolio

ETF Exchange Traded Fund FHLB Federal Home Loan Bank

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|8

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Smaller Companies Fund

By /s/Matthew T. Hinkle________

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date  January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle________

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date  January 25, 2018

By _/s/ Robert G. Kubilis                      _

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date  January 25, 2018